Revenue from Contracts with Customers:	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of revenue [text block]
Note 3 - Revenue from Contracts with Customers:

The Company adopted IFRS 15 “Revenue from contracts with customers” as from January 1, 2018, which specifies how and when to recognize income in accordance with a 5-step model based on principles applied to all contracts with customers.  In Step 1, contracts with clients were  identified. In Step 2, performance obligations for each of the contracts were identified. In Step 3, transaction prices were determined. In Step 4, transaction prices were assigned to individual performance obligations. Finally, in Step 5, income was recorded when the company had complied with all the performance obligations pertaining to each contract, the condition for which was that control of the services had been transferred to the client.

When analysis of the contract had been concluded in the terms of IFRS 15, it was determined whether income arising from each contract should be recognized at a particular point in time or over time.  That determination was based on specific criteria having to do with the point at which each performance obligation was transferred to the client.

The Company considered using the simplified retrospective transition method, which resulted in changes to accounting policies and in a breakdown of performance obligations in the note on segments in the consolidated financial statements, which does not alter the information presented at the close of the preceding period.  Other IFRS 15 implications are described in the following portion of this note.

3.1)	Revenue recognition

Airports operated by the Company receive income from external clients for aeronautical services rendered to airlines and the rendering of complementary services.  The Company also recognizes income from construction services arising from concession agreements with government entities.

Practical expedient applied: IFRS 15 provides a practical resource allowing entities to ignore the effects of a financing component in certain circumstances. Practical expedient focuses when goods or services are provided at the point at which payment is made rather than over the duration of the contract. IFRS 15 can be used even when the duration of the contract exceeds 12 months if the time difference between the obligation and the payment is less than 12 months.  However, the practical resource cannot be used to ignore the effects of financing in the first 12 months of a longer-term agreement that includes a significant financing component. The Company has opted to make use of IFRS 15 considering that its agreements exceed 12 months, although the deadline for complying with its obligations and payment of same is less than 12 months.

Following is a description of the principal types of service agreements from which the Company receives income.

3.1.1)	Aeronautical services

The Company operates airports in three countries (Mexico, Puerto Rico and Colombia), providing different aeronautical services involving principally the following performance obligations.

a.
Passenger rates (
Airport Use Rate - TUA
), which are calculated based on total outgoing passengers (other than diplomats, infants and passengers in transit) making use of air terminals operated by the Company.

b.	Landing rates, which contemplate landing services, the use of runways, taxiing strips, and bands.

c.	Platform use fees, based on the time an aircraft remains at a terminal after landing.

d.	Security, calculated on the basis of the total number of incoming and outgoing passengers.

e.	Baggage inspection fee, calculated on the basis of total number of outgoing passengers.

f.	Use of passenger walkways, which consists of rendering passenger walkways service connecting an aircraft to the terminal after landing.

g.
Fee for the use of passenger documentation counters; the fee is applied on the basis of the holding of documentation for one-hour periods. After the first hour has elapsed, the fee is charged proportionately for 30-minute increments.

Revenue is measured based on the consideration specified in the tariff regulating system applicable to airports in each country for each performance obligation identified. In Mexico, these are regulated by the SCT, in Puerto Rico by the Federal Aviation Administration (FAA) and in Colombia by Aerocivil.

Passenger, landing and security rates are recorded at a particular point in time, once the aircraft departure manifest has been delivered.  Income arising from other performance obligations is recorded over time as the services are rendered.

Discounts

The Company may apply discounts to its rates, provided they are not discriminatory in the light of the laws in effect in the countries in which the Company operates. Discounts are granted based on the discount policy and conditions negotiated with the National Autotransportation Chamber (CANAERO), and regulated income must be delivered within a period of 30 days.

Revenue is recorded net of estimated discounts based on applicable rates.

The prompt-payment discount for regulated income principally the Airport Use Fees (TUA by its initials in Spanish) is established in each of the contracts signed with the airlines, and is subtracted from the aforementioned income. In 2016, 2017 and 2018, the discount amounted to Ps41,057, Ps 43,802 and Ps45,293, respectively.
There is no balance for the contractual liability for that item.

Terms of payment

According to the airport service contract signed with clients the payment should be made in less than 30 days, and for the complementary services the payment should be made the first day of each month.

3.1.2) Non-aeronautical services

The Company generates income from non-aeronautical services, which involve basically the following performance obligations:

a.
Access rates to nonpermanent overland transportation based on the number of access events experienced by the transportation companies operated by third parties providing passenger transportation services at the terminal.

b.	Carparks, rates based on the time vehicles remain at public parking areas.

c.	Retail sales, recorded when a product is sold to a client and payment on the transaction is made at the time of purchase.

Revenue arising from access rates to overland transportation and retail sales are recorded at a particular point in time, to the extent that the performance obligation is satisfied and the promised goods and services are transferred, while parking area income is recorded over time.

Contracts for commercial income

IFRS 15 must be applied to all contracts with clients. However, there are exceptions, such as contracts for the leasing of commercial space, which fall under IAS 17 “Leases”.

Presently, space leased at airports to airlines and other commercial lessees comprise the most significant source of income related to non-aeronautic services.  Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (interest), or an agreed minimum fee.

Commercial leasing operations include the leasing of automobiles, the sale of food and beverages, retail sales, sales made at kiosks, graphic advertising, overland transportation, fixed operations and other services rendered. Commercial income is partially recorded on the basis of lessee income and is partially based on minimum lease rates.

Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (interest), or as an agreed minimum fee.  At December 31, 2018, 2017 and 2016, variable leasing income was Ps2,069,696
, Ps2,466,980
and Ps2,689,149, respectively, and Ps105,203
, Ps166,747
and Ps264,920, respectively, for fixed leasing rates.

3.1.3) Construction services

As an operator of airport concessions, the Company is required to improve items under concession. Works carried out within the airport are based on development plans authorized by the regulators. Income from construction services are recognized in accordance with the (input method) for measuring progress towards completion, approved by the grantor. Improvements made are expected to complement the infrastructure of the airport operated by the Group. IFRS 15 establishes that during the construction period of the infrastructure related to concessions received, they must be shown as “contract assets” in the statement of financial position, regardless of the type of consideration received (financial asset or intangible asset).  See Note 8.

Construction services carried out by the Group do not entitle it to a direct cash consideration; rather, it is entitled to charge users for airport services rendered at the terminals during the concession period. Income from construction services is measured at fair value of the services rendered, which increased the value of the intangible asset, plus the cost of capitalizable financing.

	Year ended
	December 31,

	2017		2018

Income associated with intangible compulsory works (i)	Ps	35,154	Ps	15,672
Income associated with intangible complementary works (ii)		152,140		296,703

	Ps	187,294	Ps	312,375

(i)	Compulsory works. These are the works that the Concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.

(ii)	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the Concessionaire, or at the request of the Grantors.

3.1.4) Airports Law and Regulations

Mexico

Under the Airports Law and regulations thereto, Company income is classified as Airport Services, Complementary Airport Services and Commercial Services.  Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services.  Complementary Services consist mainly of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines.  Revenues from access fees charged to third parties that provide complementary services are classified as Airport Services.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

•	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and

•	Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the SCT determines to be non-essential.

Non-regulated Services consist of services that are not considered essential for an airport
ʼ
s operation, such as the rental of spaces to businesses, restaurants and banks.  Access fees and income from other services are recognized as services are rendered.

The following table sets forth Company revenue at December 31, 2016, 2017 and 2018, using the classification established in the Airport Law and the Regulations thereto. The grouping for the 2018 period was considered on the basis of performance obligations established under IFRS 15, whose difference as compared to the 2017 grouping consists of showing the Company’s own retail sales, which were $621,850, under unregulated services with income arising from contracts with clients.

	Year ended of December 31,

	2016		2017			2018
Regulated services:
Airport services for revenue from contracts with clients (*) :
Passengers fees	Ps	3,589,215	Ps	4,908,716		Ps	6,547,645
Landing fees		279,008		593,557			1,047,687
Platform		237,839		329,835			413,129
Seurity services		67,172		72,312			91,996
Baggage inspection fees		222,995		223,847			268,940
Passengers walkway		75,869		300,847			509,440
Passengers documentation counters		14,745		15,650			18,152
Other airport services		275,692		299,067			325,546

	Ps	4,762,535	Ps	6,743,831	(***)	Ps	9,222,535

Non regulated services:
Non regulated services for revenue from
contracts with customers:
Retail stores	Ps		Ps			Ps	621,850
Access fees on non permanent ground transportation							57,885
Car parking and related Access fees							298,536
Other services		101,457		124,241			151,952

		101,457		124,241			1,130,223

Commercial services		2,772,543		3,877,530			4,121,709

Total non regulated services (**)		2,874,000		4,001,771			5,251,932

Construction services		2,116,954		1,844,216			935,774

Total	Ps	9,753,491	Ps	12,589,818		Ps	15,410,241

(*)
This includes Aerostar regulated income of Ps939,042 and Ps1,700,859 for 2017 and 2018, respectively, Ps225,693 and Ps1,276,506 for Airplan in the same period.  The foregoing is as from inclusion in the Company’s consolidation going back to June 1, and October 19, 2017, respectively.

(**)
This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps 230,343, Ps
259,612
and Ps279,625 for the 2016, 2017 and 2018  periods, respectively.

(***)	Regulated services for 2017 are opened for comparative purposes with the year 2018, in which they were opened by the application of IFRS 15.

Puerto Rico

According to the agreement entered into by the Puerto Rico Authority and Aerostar,  Aerostar income is classified for regulated services and unregulated services. See notes 3.1.1 and 3.1.2.

Colombia

Under resolution 4530 of Civil Aeronautics in Colombia, Airplan revenue is classified as for regulated services and non-regulated services. See notes 3.1.1 and 3.1.2.

The grouping for the 2018 period was considered on the basis of performance obligations established under IFRS 15, whose difference as compared to the 2017 grouping consists of showing the Company’s own retail sales, which were Ps621,850, access fees on non permanent ground transportation, which were Ps57,885 and car parking and related access fees, which were Ps298.536, under non-regulated services with revenue arising from contracts with clients.

The following table sets forth commercial activities for the years indicated.

	Year ended of December 31,

	2016		2017		2018
Commercial revenues:
Retail stores	Ps	904,465	Ps	1,194,772	Ps
Access fees on non permanent ground transportation		42,916		47,756
Car parking and related Access fees		83,493		183,977
Duty free shops		640,793		881,705		1,861,116
Food and beverage		439,101		609,304		738,371
Advertising revenues		122,941		139,545		161,214
Car rental companies		221,100		379,162		611,864
Banking and currency exchange servcies		86,780		97,311		119,855
Teleservices		10,869		12,973		14,139
Ground transportations		2,562		5,729		76,106
Other services		217,523		325,296		539,044

Total commercial revenues	Ps	2,772,543	Ps	3,877,530	Ps	4,121,709

As shown following, the estimates for future income (per year), comes from non-cancelable operating leases considering the commercial contracts of minimum rent at December 31, 2018.

For the years ended December 31:

		2016	2017		2018

2017	Ps	3,260,667	Ps		Ps
2018		1,974,566		3,986,487
2019		1,808,104		2,584,950		3,535,065
2020		1,659,090		2,358,698		3,257,229
2021		1,918,838		2,054,600		2,880,142
2022		2,093,277		4,159,744		2,861,442
2023 a 2028		4,729,436		6,940,544		16,382,714

Total	Ps	17,443,978	Ps	22,085,023	Ps	28,916,592